UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2009

Item 1. Reports to Stockholders

Fidelity®

Tax-Free Bond

Fund

Annual Report

January 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2009	Past 1 year	Past 5 years	Life of fund A
Tax-Free Bond Fund	-1.25%	3.13%	4.76%

A From April 10, 2001.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Tax-Free Bond Fund on April 10, 2001, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital 3+ Year Non-AMT Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Christine Thompson, Portfolio Manager of Fidelity® Tax-Free Bond Fund during the period covered by this report

Despite an impressive late-period rally, municipal bonds suffered losses during the 12 months ending January 31, 2009, hurt by a persistent and deepening risk aversion that spread rapidly across the global financial markets. While lower-quality municipals were hit first, insured bond prices ultimately experienced declines amid concerns about the financial strength of bond insurers. Supply pressures also weighed on munis, as issuers scrambled to refinance their auction-rate debt when the market for these securities - a source of funding for muni issuers - broke down. The loss of independent muni dealers - including Bear Stearns, Lehman Brothers, Merrill Lynch and Wachovia - led to further disruption, as did the robust selling by leveraged investors to cover losses and meet investor redemptions. But in December and January 2009, munis started to regain strength as investors gravitated toward their attractive valuations and as coupon payments - many of them distributed to investors in January - were reinvested into the muni market. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 44,000 investment-grade, fixed-rate, tax-exempt bonds - declined 0.16%. The overall taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, rose 2.59%.

For the year ending January 31, 2009, the fund returned -1.25%, and the Barclays Capital 3+ Year Non-AMT Municipal Bond Index - which tracks the types of securities in which the fund invests - returned -0.26%. The fund's underperformance stemmed partly from its significant underweighting in prerefunded and escrowed bonds, which are backed by U.S. government securities and were among the market's best performers due to strong demand for very high-quality securities. Yield-curve positioning - which refers to how I allocated the fund's investments across bonds of various maturities - worked against us as well. Specifically, my decision later in the period to move toward longer-term securities cost the fund some ground because they underperformed intermediate-maturity securities, in which the fund was underweighted at the time. In contrast, the fund's relative performance was bolstered by an underweighting in bonds that traded at par - or face value - as well as those that traded just below par. Many of these securities came under pressure as their prices declined to levels that subjected them to unfavorable tax treatment during the period.

Note to shareholders: Jamie Pagliocco will become Lead Portfolio Manager of Fidelity Tax-Free Bond Fund on February 1, 2009.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Actual	.25%	$ 1,000.00	$ 996.00	$ 1.25
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.88	$ 1.27

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
New York	12.7	9.4
California	12.5	15.1
Texas	12.5	17.3
Illinois	9.1	9.6
Washington	4.5	4.1
Top Five Sectors as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	39.0	40.4
Health Care	17.2	16.0
Special Tax	9.0	8.1
Electric Utilities	7.9	9.1
Transportation	6.2	6.4
Weighted Average Maturity as of January 31, 2009
		6 months ago
Years	12.7	10.0

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of January 31, 2009
6 months ago
Years	8.5	7.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of January 31, 2009	As of July 31, 2008
AAA 7.6%	AAA 29.2%
AA,A 76.2%	AA,A 63.4%
BBB 7.7%	BBB 4.5%
BB and Below 0.5%	BB and Below 0.7%
Not Rated 2.3%	Not Rated 2.3%
Short-Term Investments and Net Other Assets 5.7%	Short-Term Investments and Net Other Assets* (0.1)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

* Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments January 31, 2009

Showing Percentage of Net Assets

Municipal Bonds - 94.3%
	Principal Amount	Value
Alabama - 0.5%
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Series 2002 B, 5% 1/1/43 (Pre-Refunded to 1/1/13 @ 100) (e)	$ 1,920,000	$ 2,171,789
Huntsville Pub. Bldg. Auth. Rev. Series 2007:
5% 10/1/20 (MBIA Insured)	800,000	862,688
5% 10/1/22 (MBIA Insured)	1,000,000	1,046,980
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A, 5% 12/1/13	1,000,000	921,880
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	967,050
		5,970,387
Arizona - 3.8%
Arizona Ctfs. of Prtn. Series 2002 B, 5.5% 9/1/10 (FSA Insured)	2,200,000	2,332,176
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	977,160
Series 2007 B, 1.7715% 1/1/37 (d)	1,000,000	411,790
Series 2008 A, 5% 1/1/14	1,220,000	1,283,281
Series 2008 D, 5.5% 1/1/38	3,400,000	3,189,812
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	5,000,000	5,384,900
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/22	1,000,000	1,040,080
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2005, 5% 12/1/35	750,000	471,465
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A, 7% 7/1/33	2,000,000	2,083,800
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/16 (AMBAC Insured)	1,000,000	1,076,640
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	2,000,000	2,025,680
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/20	1,520,000	1,620,958
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.) Series 2005, 5% 4/1/12 (Escrowed to Maturity) (e)	1,000,000	1,105,920
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 A:
5% 7/1/16	1,000,000	987,180
5% 7/1/17	1,755,000	1,691,820
5% 7/1/18	1,695,000	1,606,724
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	$ 1,100,000	$ 1,044,010
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	5,000,000	3,580,100
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	4,250,000	4,244,390
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series 2006 A, 5.25% 10/1/15 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,199,057
Pinal County Unified School District #1 Florence (2006 School Impt. Proj.) Series 2006 A, 5% 7/1/18 (FGIC Insured)	1,000,000	1,056,870
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series A, 5% 1/1/24	1,000,000	1,046,040
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/23	2,500,000	1,939,475
5.5% 12/1/29	2,100,000	1,534,722
Tempe Transit Excise Tax Rev. Series 2008, 5% 7/1/33	1,000,000	979,250
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/15 (FGIC Insured)	1,000,000	1,117,130
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/28 (AMBAC Insured)	1,285,000	1,270,788
		46,301,218
Arkansas - 0.1%
Arkansas Gen. Oblig. (College Savings Prog.) Series 2001 A, 0% 6/1/12 (Escrowed to Maturity) (e)	1,415,000	1,333,156
California - 12.3%
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (FGIC Insured)	2,155,000	1,195,939
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.5% 5/1/15	600,000	659,646
6% 5/1/14 (MBIA Insured)	1,500,000	1,674,270
California Econ. Recovery:
Series 2004 A:
5.25% 7/1/13	1,400,000	1,540,672
5.25% 7/1/13	1,000,000	1,100,480
5.25% 7/1/14	525,000	581,343
Series 2008 B4, 5%, tender 7/1/10 (d)	3,800,000	3,903,930
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	$ 15,000	$ 15,381
5% 2/1/11	140,000	146,509
5% 12/1/11 (MBIA Insured)	550,000	584,320
5% 9/1/12	1,000,000	1,071,860
5% 10/1/12	4,400,000	4,719,924
5% 8/1/20	5,045,000	5,131,370
5% 11/1/21	2,430,000	2,450,218
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,106,886
5% 12/1/22	7,000,000	7,044,170
5% 11/1/24	3,000,000	2,929,500
5% 3/1/26	1,000,000	960,010
5% 6/1/26	1,085,000	1,041,188
5% 6/1/27 (AMBAC Insured)	500,000	471,535
5% 9/1/27	1,200,000	1,131,324
5% 2/1/31 (MBIA Insured)	500,000	459,995
5% 3/1/31	1,700,000	1,552,576
5% 9/1/31	1,200,000	1,095,072
5% 12/1/31 (MBIA Insured)	600,000	548,706
5% 9/1/32	1,400,000	1,270,108
5% 8/1/33	1,100,000	992,255
5% 9/1/33	3,000,000	2,705,700
5% 8/1/35	2,100,000	1,874,901
5% 9/1/35	1,700,000	1,517,522
5.125% 11/1/24	400,000	400,884
5.25% 2/1/16	500,000	535,430
5.25% 2/1/27 (MBIA Insured)	400,000	396,324
5.25% 2/1/28	500,000	490,575
5.25% 2/1/33	1,200,000	1,147,980
5.25% 12/1/33	35,000	33,455
5.25% 3/1/38	11,900,000	11,127,333
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	125,000	132,274
5.5% 8/1/27	3,200,000	3,247,232
5.5% 8/1/29	4,300,000	4,328,423
5.5% 4/1/30	5,000	5,002
5.5% 11/1/33	2,200,000	2,161,852
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	2,200,000	2,091,386
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	2,200,000	2,273,018
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (d)	$ 5,000,000	$ 4,995,900
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	1,200,000	1,067,664
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	948,620
(Univ. of California Research Proj.) Series 2006 E, 5.25% 10/1/19	2,000,000	2,174,400
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,000,000	943,560
Series 2005 H, 5% 6/1/18	1,000,000	1,026,090
Series 2005 K, 5% 11/1/16	1,300,000	1,361,984
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (d)	1,000,000	981,010
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	300,000	297,402
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,100,000	4,762,533
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2007 A, 5% 6/1/32	2,300,000	2,262,510
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (MBIA Insured)	200,000	131,762
Series 1999:
5% 1/15/16 (MBIA Insured)	200,000	191,022
5.75% 1/15/40	300,000	219,618
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (e)	1,000,000	1,192,170
Series 2005 A:
5% 6/1/45	4,200,000	3,125,850
5% 6/1/45	1,000,000	756,270
Series 2007 A1, 5% 6/1/33	400,000	245,724
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	3,100,000	2,954,827
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2005 A1, 5% 7/1/35	1,300,000	1,232,465
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A, 5.125% 7/1/41 (MBIA Insured)	$ 500,000	$ 476,835
Los Angeles Unified School District Ctfs. of Prtn. Series 2007 A, 5% 10/1/17 (AMBAC Insured)	1,080,000	1,151,809
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/31 (MBIA Insured)	1,500,000	1,274,850
Marina Gen. Oblig. Series 2005, 5.25% 8/1/35 (AMBAC Insured)	1,170,000	1,192,464
Merced Union High School District Series A, 0% 8/1/21 (FGIC Insured)	1,455,000	792,830
Monterey County Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,071,400
Northern California Power Agency Rev. (Hydroelectric Number One Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,500,000	1,692,615
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	1,000,000	918,510
Port of Oakland Rev. Series 2007 C, 5% 11/1/17 (MBIA Insured)	3,000,000	3,235,380
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	301,392
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	4,500,000	3,536,370
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	1,900,000	1,869,752
San Jose Int'l. Arpt. Rev. Series 2007 B, 5% 3/1/23 (AMBAC Insured)	3,325,000	3,233,197
Santa Clara County Fing. Auth. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000,000	8,615,100
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	634,015
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	8,300,000	8,177,824
Univ. of California Revs. Series 2007 K, 5% 5/15/18 (MBIA Insured)	1,000,000	1,108,020
Washington Township Health Care District Rev. Series 2007 A, 5% 7/1/16	535,000	529,110
Yuba City Unified School District Series A, 0% 9/1/22 (FGIC Insured)	1,000,000	485,780
		151,017,112
Municipal Bonds - continued
	Principal Amount	Value
Colorado - 1.5%
Adams & Arapahoe Counties Joint School District #28J Aurora Series 2003 A, 5.125% 12/1/21 (FSA Insured)	$ 1,300,000	$ 1,374,633
Broomfield Coliseum City & County Ctfs. of Prtn. Series 1999, 6% 12/1/29 (AMBAC Insured)	1,750,000	1,769,758
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B, 5.25% 11/1/24 (MBIA Insured)	1,000,000	1,033,140
Colorado Health Facilities Auth. Rev.:
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,640,000	2,012,683
(Volunteers of America Care Proj.) Series 2007 A:
5% 7/1/09	585,000	576,623
5% 7/1/13	710,000	603,379
5.3% 7/1/37	300,000	160,629
Series 2001, 6.5% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (e)	2,000,000	2,300,560
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (MBIA Insured)	1,800,000	1,488,132
Denver City & County Arpt. Rev. Series 2007 E, 5% 11/15/32 (AMBAC Insured)	1,000,000	914,900
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/09	1,220,000	1,217,670
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/13 (MBIA Insured)	1,415,000	1,120,807
Series 2000 B, 0% 9/1/20 (MBIA Insured)	1,400,000	622,076
Mesa County Residual Rev. Series 1992, 0% 12/1/11 (Escrowed to Maturity) (e)	2,275,000	2,166,938
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5.5% 6/1/26	1,250,000	1,316,325
		18,678,253
Connecticut - 0.9%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/18	10,000,000	11,363,300
District Of Columbia - 0.7%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/19 (AMBAC Insured)	1,565,000	1,633,876
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (MBIA Insured)	1,000,000	916,190
Municipal Bonds - continued
	Principal Amount	Value
District Of Columbia - continued
District of Columbia Rev.:
(George Washington Univ. Proj.) Series 1999 A, 5.75% 9/15/20 (MBIA Insured)	$ 200,000	$ 204,166
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/14 (FSA Insured)	1,500,000	1,605,225
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	4,700,000	4,520,648
		8,880,105
Florida - 3.9%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	966,590
Broward County School Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 7/1/15 (FSA Insured)	5,000,000	5,543,650
Series 2007 A, 5% 7/1/16 (FGIC Insured)	1,000,000	1,064,190
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	500,000	491,680
Florida Board of Ed. Lottery Rev. Series 2001 B, 5% 7/1/20 (FGIC Insured)	1,965,000	1,998,759
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33	100,000	98,061
Series 2008 A, 5.375% 7/1/26	5,675,000	5,919,479
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	2,355,000	1,517,303
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	1,100,000	978,857
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (d)	1,500,000	1,447,065
Series 2005 A:
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100) (e)	305,000	357,674
5.125% 11/15/16	495,000	496,940
Series 2006 G:
5% 11/15/16	95,000	95,418
5% 11/15/16 (Escrowed to Maturity) (e)	5,000	5,894
5.125% 11/15/18	965,000	956,508
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100) (e)	35,000	41,567
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 B:
5% 11/15/30	970,000	835,830
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 B:
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100) (e)	$ 130,000	$ 152,451
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/16	1,630,000	1,546,430
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	1,000,000	1,003,090
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2006 A, 5% 10/1/41 (FSA Insured)	1,700,000	1,601,009
Miami-Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series 2004 B, 5% 10/1/37	1,650,000	1,361,052
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	1,400,000	1,379,126
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series A, 4.55%, tender 8/1/13 (MBIA Insured) (d)	1,000,000	1,039,070
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A, 5% 8/1/21 (AMBAC Insured)	1,500,000	1,509,000
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	6,000,000	6,417,060
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	1,700,000	1,417,681
5.75% 10/1/43	1,000,000	816,880
Orange County Sales Tax Rev. Series 2002 B, 5% 1/1/25	2,200,000	2,185,590
Port Saint Lucie Master Lease Proj. Ctfs. of Prtn. (Muni. Complex Proj.) Series 2008, 6.25% 9/1/27 (Assured Guaranty Corp. Insured)	1,590,000	1,646,636
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (AMBAC Insured) (d)	2,300,000	2,403,822
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/16 (MBIA Insured)	200,000	223,404
		47,517,766
Georgia - 2.6%
Appling County Dev. Auth. Poll. Cont. Rev. Series 2007 B, 4.75%, tender 4/1/11 (MBIA Insured) (d)	6,000,000	6,156,840
Atlanta Tax Allocation (Atlantic Station Proj.) 5.25% 12/1/19 (Assured Guaranty Corp. Insured)	2,000,000	2,105,160
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Atlanta Wtr. & Wastewtr. Rev. Series 2004:
5% 11/1/37	$ 1,700,000	$ 1,572,500
5% 11/1/43	1,280,000	1,174,362
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	1,050,000	1,052,468
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2008, 4.95%, tender 4/1/11 (d)	5,000,000	5,045,500
Colquitt County Dev. Auth. Rev. Series A, 0% 12/1/21 (Escrowed to Maturity) (e)	4,120,000	2,466,726
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A:
5.5% 9/15/22	2,000,000	1,611,000
5.5% 9/15/23	5,000,000	3,968,800
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	4,000,000	4,388,400
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	1,595,000	954,958
Valdosta & Lowndes County Hosp. Series 2007, 5% 10/1/24	1,000,000	880,050
		31,376,764
Idaho - 0.6%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,900,000	1,920,995
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	5,500,000	5,543,560
		7,464,555
Illinois - 9.1%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2003, 0% 1/1/20 (FGIC Insured)	1,065,000	657,531
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/17 (FGIC Insured)	4,300,000	3,227,752
0% 1/1/26	16,330,000	6,313,668
Series 2001 A:
5% 1/1/41 (Pre-Refunded to 1/1/11 @ 101) (e)	1,000,000	1,068,830
5.25% 1/1/33 (MBIA Insured)	130,000	125,532
Series 2004 A:
5% 1/1/34 (FSA Insured)	1,830,000	1,725,525
5.25% 1/1/29 (FSA Insured)	210,000	211,252
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Gen. Oblig.: - continued
Series 2004 A:
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (e)	$ 990,000	$ 1,152,786
Chicago Motor Fuel Tax Rev. Series A, 5% 1/1/33 (AMBAC Insured)	2,000,000	1,845,820
Chicago O'Hare Int'l. Arpt. Rev. Series 2008 A, 5% 1/1/16 (FSA Insured)	1,200,000	1,300,380
Chicago Transit Auth. Cap. Grant Receipts Rev. 5% 6/1/21	1,000,000	1,024,650
Chicago Wtr. Rev. Series 2008, 5.25% 11/1/33	2,000,000	1,932,660
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	500,000	505,795
Series 2004 B, 5.25% 11/15/26 (MBIA Insured)	300,000	307,179
Series 2006 B, 5% 11/15/18 (MBIA Insured)	1,000,000	1,128,630
DuPage County Cmnty. High School District #108, Lake Park Series 2002, 5.6% 1/1/20 (FSA Insured)	3,175,000	3,411,665
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24	1,400,000	1,439,774
Series A, 5.5% 5/1/15 (FGIC Insured)	1,000,000	1,157,310
Illinois Dev. Fin. Auth. Rev. (Adventist Health Sys. Proj.) Series 1997 A, 5.5% 11/15/13 (MBIA Insured)	1,000,000	1,083,160
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	2,400,000	2,020,584
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	1,100,000	1,120,636
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	2,000,000	1,528,540
(Bradley Univ. Proj.) 5% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,440,000	1,480,104
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	2,600,000	2,270,918
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,500,000	1,129,410
(Newman Foundation, Inc. Proj.) 5% 2/1/27 (Radian Asset Assurance, Inc. Insured)	1,225,000	803,478
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	2,800,000	2,474,080
(Rush Univ. Med. Ctr. Proj.) Series B, 5.75% 11/1/28 (MBIA Insured)	3,500,000	2,993,200
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Gen. Oblig.:
Series 2000:
5.5% 4/1/17	$ 400,000	$ 412,996
5.5% 4/1/25 (MBIA Insured)	1,000,000	1,010,200
5.6% 4/1/21	400,000	408,472
Series 2002, 5.375% 7/1/11 (MBIA Insured)	1,500,000	1,635,090
Series 2004 A, 5% 3/1/34	5,000,000	4,840,150
Series 2006, 5.5% 1/1/31	1,000,000	1,077,190
Illinois Health Facilities Auth. Rev.:
(Delnor Hosp. Proj.) Series D, 5.25% 5/15/32 (FSA Insured)	2,000,000	1,797,520
(Lake Forest Hosp. Proj.) Series A, 6% 7/1/17	2,700,000	2,747,979
Illinois Muni. Elec. Agcy. Pwr. Supply Series A:
5% 2/1/35	4,000,000	3,546,960
5.25% 2/1/20	3,360,000	3,580,954
Illinois Sales Tax Rev.:
First Series, 6% 6/15/20	300,000	310,050
Series 2001, 5.5% 6/15/15	1,200,000	1,291,848
Series 2005, 5% 6/15/30 (FSA Insured)	3,000,000	2,934,330
Jersey & Greene Counties Cmnty. Unit School District #100 Series 2003, 0% 12/1/18 (FSA Insured)	1,100,000	768,768
Joliet School District #86 Gen. Oblig. Cap. Appreciation Series 2002, 0% 11/1/19 (FSA Insured)	2,260,000	1,489,385
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (FGIC Insured)	5,025,000	2,632,045
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	1,000,000	700,170
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	900,000	1,073,520
Lake County Cmnty. Consolidated School District #73 Gen. Oblig. Series 2002, 0% 12/1/16 (FGIC Insured)	1,100,000	845,581
Lake County Cmnty. Unit School District #95, Lake Zurich Series 2000 B, 0% 12/1/18 (MBIA Insured)	3,000,000	2,015,400
Lake County Forest Preservation District Series 2007 A, 1.687% 12/15/13 (d)	930,000	849,639
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,000,000	1,057,060
Madison County Cmnty. United School District #007 Series A, 5% 12/1/15 (FSA Insured)	1,000,000	1,165,490
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	$ 1,400,000	$ 1,403,626
Series A:
0% 6/15/15 (FGIC Insured)	5,250,000	4,286,940
0% 6/15/16 (FGIC Insured)	1,000,000	779,020
0% 12/15/16 (MBIA Insured)	3,155,000	2,414,616
Series 2002, 0% 6/15/10 (Escrowed to Maturity) (e)	5,000,000	4,907,750
Quincy Hosp. Rev. Series 2007, 5% 11/15/14	1,015,000	1,017,446
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38	2,400,000	2,254,944
Univ. of Illinois Univ. Revs. (Auxiliary Facilities Sys. Proj.) Series 1999 A, 0% 4/1/20 (MBIA Insured)	2,015,000	1,257,562
Will County Cmnty. Unit School District #201 Series 2004:
0% 11/1/17 (FGIC Insured)	1,190,000	825,336
0% 11/1/23	2,170,000	931,473
Will County Cmnty. Unit School District #365-U, Valley View Series 2002:
0% 11/1/14 (FSA Insured)	1,100,000	930,281
0% 11/1/16 (FSA Insured)	1,600,000	1,222,176
0% 11/1/18 (FSA Insured)	5,030,000	3,390,572
Winnebago County School District No. 122 Harlem-Loves Park Rev. Series 1998, 0% 1/1/15 (FSA Insured)	2,880,000	2,442,269
		111,695,657
Indiana - 2.4%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (MBIA Insured)	2,875,000	3,231,299
Carlisle-Sullivan Independent School Bldg. Corp. Series 2007, 5% 7/15/20 (FSA Insured)	1,000,000	1,060,760
Franklin Cmnty. Multi-School Bldg. Corp. 5% 7/15/20 (FSA Insured)	1,525,000	1,617,659
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/20 (AMBAC Insured)	3,540,000	3,719,832
Hammond School Bldg. Corp. Series 2004, 5% 7/15/18 (MBIA Insured)	1,000,000	1,100,740
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	3,100,000	3,416,727
Indiana Fin. Auth. Rev. (Ascension Health Proj.) Series 2008 E7, 3.5%, tender 12/15/09 (d)	1,000,000	1,008,470
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Proj.) Series B, 5% 2/15/09	$ 1,175,000	$ 1,175,917
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Sisters of St. Francis Health Svcs., Inc. Proj.) Series 2006 E, 5.25% 5/15/41 (FSA Insured)	1,600,000	1,418,112
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A3, 5%, tender 7/1/11 (d)	2,400,000	2,482,368
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	746,670
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.):
Series 2007 L, 5.25% 7/1/23 (MBIA Insured)	1,000,000	1,022,080
Series A, 5.5% 1/1/16 (MBIA Insured)	1,005,000	1,136,585
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (MBIA Insured)	1,000,000	1,054,450
Muncie School Bldg. Corp. Series 2005, 5.25% 1/10/13 (MBIA Insured)	1,630,000	1,841,281
Petersburg Poll. Cont. Rev. Series 1991, 5.75% 8/1/21	3,000,000	2,568,150
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	500,000	502,300
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (MBIA Insured)	700,000	723,625
		29,827,025
Iowa - 0.3%
Coralville Urban Renewal Rev. Series C, 5% 6/1/47	850,000	612,765
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (e)	2,800,000	3,025,876
		3,638,641
Kansas - 0.3%
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/14	650,000	663,904
(Stormont-Vail Healthcare, Inc. Proj.) Series L, 5.125% 11/15/32 (MBIA Insured)	1,620,000	1,389,490
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series 1998 C, 5.25% 12/1/09 (MBIA Insured)	225,000	226,355
Municipal Bonds - continued
	Principal Amount	Value
Kansas - continued
Lawrence Hosp. Rev. Series 2006:
5.125% 7/1/14	$ 520,000	$ 529,677
5.25% 7/1/15	200,000	203,580
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	1,000,000	994,970
		4,007,976
Kentucky - 0.6%
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	5,000,000	4,600,000
Kentucky State Property & Buildings Commission Rev. (#71 Proj.) 5.5% 8/1/09	750,000	767,003
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	1,600,000	1,548,304
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37	500,000	481,435
		7,396,742
Louisiana - 0.7%
Louisiana Military Dept. Custody Receipts 5% 8/1/12	575,000	613,445
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/18 (CIFG North America Insured)	900,000	852,678
(Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (FGIC Insured)	1,500,000	1,395,030
5.5% 6/1/41 (FGIC Insured)	4,770,000	4,437,245
New Orleans Gen. Oblig. Series 2005, 5.25% 12/1/23 (MBIA Insured)	1,000,000	887,330
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	825,000	629,706
		8,815,434
Maine - 0.6%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,800,000	1,814,202
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (e)	2,725,000	2,911,635
Series 2004, 5.25% 7/1/30	1,000,000	992,330
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,400,000	1,369,592
		7,087,759
Municipal Bonds - continued
	Principal Amount	Value
Maryland - 0.9%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	$ 1,950,000	$ 1,145,840
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Towson Univ. Proj.) Series A, 5.25% 7/1/24	1,000,000	706,820
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (d)	1,400,000	1,473,808
(Univ. of Maryland Med. Sys. Proj.):
Series 2005, 5% 7/1/31 (AMBAC Insured)	1,500,000	1,328,550
Series 2008 F, 5% 7/1/17	1,600,000	1,611,936
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	965,000	825,403
6% 1/1/38	4,200,000	3,125,052
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,100,000	827,079
		11,044,488
Massachusetts - 3.3%
Massachusetts Fed. Hwy. Series 2000 A, 5.75% 6/15/13	1,000,000	1,076,460
Massachusetts Gen. Oblig.:
Series 2003 D, 5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (e)	1,100,000	1,259,280
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100) (e)	1,100,000	1,264,901
Series 2007 A, 2.709% 5/1/37 (d)	2,000,000	1,170,400
Series 2007 C:
5% 8/1/32	6,500,000	6,491,030
5% 8/1/37	5,100,000	5,001,264
5.25% 8/1/24	2,300,000	2,449,017
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	1,000,000	752,130
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	3,000,000	3,128,820
5% 8/15/24	5,000,000	5,177,200
5% 8/15/30	2,500,000	2,496,675
Series 2007 A:
4.5% 8/15/35	1,900,000	1,687,238
5% 8/15/37	1,900,000	1,838,288
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Sr. Series 1997 A, 5% 1/1/37 (MBIA Insured)	$ 7,200,000	$ 5,152,176
Springfield Gen. Oblig. Series 2005, 5% 8/1/21 (MBIA Insured)	2,040,000	2,173,620
		41,118,499
Michigan - 3.4%
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	1,400,000	1,555,386
Detroit City School District Series 1998 B, 5.375% 5/1/15 (Pre-Refunded to 5/1/09 @ 101) (e)	25,000	25,545
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured)	1,600,000	1,633,696
Series B, 5% 7/1/36	2,300,000	1,833,905
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/15 (MBIA Insured)	1,000,000	1,091,250
Series A, 5% 7/1/34 (MBIA Insured)	2,100,000	1,774,857
Series B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,665,000	2,646,505
DeWitt Pub. Schools Series 2008, 5% 5/1/13 (MBIA Insured)	1,415,000	1,581,871
Ferris State Univ. Rev. Series 2005, 5% 10/1/18 (MBIA Insured)	1,395,000	1,497,058
Fowlerville Cmnty. School District Series 2004, 5.25% 5/1/16 (FGIC Insured)	1,100,000	1,214,675
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (d)	1,200,000	1,241,100
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	800,000	772,688
Lincoln Consolidated School District Series 2008, 5% 5/1/19 (FSA Insured)	1,355,000	1,499,565
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	3,625,000	3,803,966
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	2,000,000	1,612,920
(Sparrow Hosp. Proj.) Series 2007, 5% 11/15/15	1,390,000	1,290,129
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	3,500,000	3,555,440
Michigan Muni. Bond Auth. Rev. (Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	1,000,000	1,096,350
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series A, 6% 6/1/34	$ 1,000,000	$ 640,940
Portage Pub. Schools Series 2008:
5% 5/1/16 (FSA Insured)	1,700,000	1,997,092
5% 5/1/23 (FSA Insured)	5,275,000	5,570,295
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	900,000	912,825
South Redford School District Series 2005, 5% 5/1/22 (MBIA Insured)	1,575,000	1,631,196
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/19 (FSA Insured)	1,000,000	1,077,010
		41,556,264
Minnesota - 1.3%
Maple Grove Health Care Sys. Rev. Series 2007, 5.25% 5/1/28	1,000,000	852,620
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2007 A, 5% 1/1/22	8,845,000	9,059,314
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,058,470
Minnesota Higher Ed. Facilities Auth. Rev. (Macalester College Proj.) Series 6, 5% 3/1/20	2,190,000	2,404,730
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/17	1,225,000	1,225,747
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) Series 2006, 5.25% 5/15/36	1,000,000	650,240
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	700,000	507,612
		15,758,733
Mississippi - 0.2%
Mississippi Dev. Bank Spl. Oblig. (Wilkinson County Correctional Facility Proj.) Series D, 5% 8/1/11	1,050,000	1,114,596
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Proj.) Series 2007 A, 5% 8/15/15	1,500,000	1,496,670
		2,611,266
Missouri - 0.9%
Cape Girardeau County Indl. Dev. Auth. (Southeast Missouri Hosp. Proj.) Series 2007, 5% 6/1/10	1,050,000	1,028,916
Metropolitian St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000,000	1,040,470
Municipal Bonds - continued
	Principal Amount	Value
Missouri - continued
Missouri Envir. Impt. & Energy Resources Auth. Poll. Cont. Rev. (Associated Elec. Coop., Inc. Proj.) Series 2008, 4.375%, tender 3/1/11 (d)	$ 5,000,000	$ 5,176,000
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	1,000,000	1,051,750
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (e)	500,000	544,660
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	500,000	523,090
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.25% 9/1/16	940,000	822,848
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series A, 5% 8/1/11 (FSA Insured)	765,000	796,977
		10,984,711
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5.2%, tender 5/1/09 (d)	700,000	697,319
Nebraska - 1.2%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 1.9757% 12/1/17 (d)	1,000,000	627,380
Douglas County Hosp. Auth. #2 Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,915,000	1,921,281
Douglas County Hosp. Auth. #3 Health Facilities Rev. (Nebraska Methodist Health Sys. Proj.) Series 2008, 5.75% 11/1/48	4,000,000	3,233,840
Nebraska Pub. Pwr. District Rev. Series 2007 B, 5% 1/1/19 (FSA Insured)	5,000,000	5,588,400
Omaha Gen. Oblig. Series 2000, 5.75% 12/1/14 (Pre-Refunded to 12/1/10 @ 101) (e)	380,000	417,973
Omaha Pub. Pwr. District Elec. Rev. Series A:
5% 2/1/34	1,500,000	1,458,300
5% 2/1/46	2,000,000	1,872,480
		15,119,654
Nevada - 1.1%
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) Series 2003, 5% 7/1/11 (AMBAC Insured)	1,000,000	1,083,710
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (e)	250,000	266,680
Municipal Bonds - continued
	Principal Amount	Value
Nevada - continued
Clark County School District: - continued
Series 2001 F, 5.375% 6/15/11 (FSA Insured)	$ 1,000,000	$ 1,069,370
Clark County Wtr. Reclamation District 5.625% 7/1/32	10,730,000	10,913,590
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (MBIA Insured)	500,000	539,970
		13,873,320
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth-Hitchcock Obligated Group Proj.) Series 2002, 5.5% 8/1/27 (FSA Insured)	1,000,000	909,410
New Jersey - 0.8%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	600,000	698,640
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28	600,000	579,786
5.25% 3/1/21 (MBIA Insured)	1,000,000	1,067,910
5.25% 3/1/23	1,000,000	1,021,320
5.25% 3/1/25	800,000	803,264
5.25% 3/1/26	600,000	597,300
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	2,500,000	2,599,775
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (e)	1,430,000	1,651,307
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	426,412
		9,445,714
New York - 12.7%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	600,000	671,064
5.75% 5/1/21	500,000	527,880
Series 2004:
5.75% 5/1/17	1,400,000	1,588,286
5.75% 5/1/24 (FSA Insured)	2,225,000	2,344,928
5.75% 5/1/26	525,000	547,334
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	$ 1,500,000	$ 1,212,000
5% 2/15/47	1,700,000	1,373,600
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,000,000	940,030
New York City Gen. Oblig.:
Series 2003 J, 5.5% 6/1/19	800,000	857,352
Series 2005 F1, 5.25% 9/1/14	700,000	786,016
Series 2005 G:
5% 8/1/15	2,800,000	3,124,604
5.625% 8/1/13 (MBIA Insured)	2,000,000	2,202,100
Series 2008 A1, 5.25% 8/15/27	2,200,000	2,174,304
Series 2008 D1, 5.125% 12/1/23	1,000,000	1,020,200
Series F-1, 5% 9/1/25	3,000,000	2,950,110
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) Series 2006, 5% 1/1/22 (AMBAC Insured)	1,000,000	947,970
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	1,000,000	812,350
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	200,000	198,724
Series 2003 E, 5% 6/15/34	1,200,000	1,153,260
Series 2005 D:
5% 6/15/37	300,000	285,585
5% 6/15/38	2,500,000	2,374,525
Series A, 5.75% 6/15/40	5,400,000	5,695,380
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S2, 6% 7/15/33	6,415,000	6,648,634
Series 2009 S3, 5.25% 1/15/39	7,000,000	6,645,940
Series S2, 6% 7/15/38	13,000,000	13,386,608
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	7,245,000	7,670,861
6% 11/1/28 (b)	3,000,000	3,223,530
Series 2003 B, 5.25% 2/1/29 (b)	1,730,000	1,803,335
Series 2004 B, 5% 8/1/32	4,200,000	4,053,672
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	959,530
New York Dorm. Auth. Personal Income Tax Rev. (Ed. Proj.) Series 2008 B, 5.75% 3/15/36	4,300,000	4,477,031
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	$ 1,000,000	$ 1,083,670
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A, 5% 7/1/16	2,000,000	1,608,460
Series 2007 A, 5% 7/1/14	1,000,000	857,270
Series 2007 B, 5.25% 7/1/24	400,000	272,428
(State Univ. Edl. Facilities Proj.) Series 2002 B, 5.25%, tender 5/15/12 (FGIC Insured) (d)	3,900,000	4,102,176
New York Metropolitan Trans. Auth. Rev.:
Series 2005 B, 5% 11/15/35 (MBIA Insured)	1,100,000	965,569
Series 2008 A, 5.25% 11/15/36	4,600,000	4,200,904
Series 2008 C, 6.5% 11/15/28	3,600,000	3,877,596
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,000,000	1,033,700
New York Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27	1,000,000	1,006,980
Series 2007 H:
5% 1/1/25	4,000,000	3,991,120
5% 1/1/26	2,500,000	2,466,200
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	2,000,000	2,082,840
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (e)	895,000	987,838
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.5% 6/1/14	1,360,000	1,368,282
5.5% 6/1/15	1,900,000	1,942,237
5.5% 6/1/16	3,200,000	3,261,152
5.5% 6/1/17	9,200,000	9,435,060
Series 2003B 1C:
5.5% 6/1/14	300,000	301,827
5.5% 6/1/15	4,085,000	4,175,810
5.5% 6/1/17	6,650,000	6,819,908
5.5% 6/1/18	8,030,000	8,259,899
5.5% 6/1/19	1,100,000	1,128,809
5.5% 6/1/20 (FGIC Insured)	1,000,000	1,036,050
5.5% 6/1/21	4,060,000	4,098,489
5.5% 6/1/22	1,100,000	1,103,685
Triborough Bridge & Tunnel Auth. Revs. (Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (MBIA Insured)	1,770,000	1,809,931
		155,934,633
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - 0.7%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) Series 2004, 5.25% 6/1/19 (MBIA Insured)	$ 1,800,000	$ 1,958,112
Dare County Ctfs. of Prtn. Series 2004, 5.25% 6/1/21 (AMBAC Insured)	1,110,000	1,171,527
Nash Health Care Sys. Health Care Facilities Rev. Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,226,220
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	185,000	185,146
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 D, 5.375% 1/1/10	695,000	701,554
Series A, 5.5% 1/1/11	600,000	619,812
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	1,000,630
North Carolina Med. Care Commission Retirement Facilities Rev. (Southminster Proj.) Series 2007 A, 5.75% 10/1/37	1,000,000	662,630
Randolph County Ctfs. of Prtn. 5% 2/1/20 (AMBAC Insured)	1,500,000	1,604,910
		9,130,541
North Dakota - 0.6%
Cass County Health Care Facilities Rev. Series D, 5% 2/15/40 (Assured Guaranty Corp. Insured)	5,000,000	4,179,200
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) 5% 12/1/13 (Assured Guaranty Corp. Insured)	1,675,000	1,759,755
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5.125% 7/1/21	1,065,000	819,102
		6,758,057
Ohio - 1.4%
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	4,700,000	4,511,765
Buckeye Tobacco Settlement Fing. Auth. Series A-2:
5.75% 6/1/34	2,000,000	1,203,220
5.875% 6/1/47	2,700,000	1,545,345
6.5% 6/1/47	2,900,000	1,822,940
Cleveland Gen. Oblig. Series C:
5.25% 11/15/18 (FGIC Insured)	1,090,000	1,271,343
5.25% 11/15/19 (FGIC Insured)	1,050,000	1,213,769
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	2,500,000	2,063,100
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (d)	1,600,000	1,610,320
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Olentangy Local School District 5.5% 12/1/17 (FSA Insured)	$ 35,000	$ 38,399
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,500,000	2,206,700
		17,486,901
Oklahoma - 0.7%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (FGIC Insured)	1,000,000	1,066,990
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.25% 8/15/29	2,400,000	2,161,416
5.5% 8/15/20	2,000,000	2,040,080
5.5% 8/15/22	2,400,000	2,407,008
Tulsa County Indl. Auth. Health Care Rev. Series 2006, 5% 12/15/17	1,205,000	1,226,883
		8,902,377
Oregon - 0.1%
Yamhill County School District #029J Newberg Series 2005, 5.5% 6/15/18 (FGIC Insured)	1,000,000	1,206,360
Pennsylvania - 1.5%
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series A, 5% 9/1/14	2,400,000	2,549,592
Series B, 5% 6/15/15	2,000,000	2,121,680
Annville-Cleona School District Series 2005, 5.5% 3/1/21 (FSA Insured)	1,200,000	1,315,152
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,001,450
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,000,000	1,013,930
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	500,000	587,760
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	466,508
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	1,000,000	1,014,480
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	522,580
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	600,000	523,302
Seventh Series, 5% 10/1/37 (AMBAC Insured)	2,100,000	1,606,710
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Gen. Oblig. Series 2008 A, 5.25% 12/15/32 (FSA Insured)	$ 2,500,000	$ 2,401,275
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	300,000	302,148
Series B, 5% 4/1/11 (AMBAC Insured)	1,000,000	1,044,870
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/20 (FGIC Insured)	2,500,000	1,383,150
		17,854,587
Puerto Rico - 0.6%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/11	1,400,000	1,396,178
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,500,000	1,476,315
Puerto Rico Muni. Fin. Agcy. Series 2005 A, 5% 8/1/11	1,000,000	994,920
Puerto Rico Pub. Bldg. Auth. Rev.:
Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	800,000	712,088
5.75%, tender 7/1/17 (d)	1,500,000	1,372,425
Series N, 5.5% 7/1/22	1,300,000	1,205,698
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	2,400,000	236,160
		7,393,784
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/15 (FSA Insured)	1,000,000	1,072,210
Series A, 5.25% 9/15/19 (AMBAC Insured)	1,410,000	1,525,014
		2,597,224
South Carolina - 1.2%
Anderson County Joint Muni. Wtr. Sys. Wtrwks. Sys. Rev. Series 2002, 5.5% 7/15/17 (FSA Insured)	1,790,000	1,952,049
Greenville County School District Installment Purp. Rev. 5% 12/1/13	3,450,000	3,859,619
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,072,150
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2007, 5% 11/1/14	1,000,000	1,011,860
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - continued
Scago Edl. Facilities Corp. for Colleton School District (School Proj.):
5% 12/1/16 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,067,950
5% 12/1/18 (Assured Guaranty Corp. Insured)	1,880,000	1,969,093
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/18	1,765,000	1,477,287
Spartanburg County Health Svcs. District, Inc. Hosp. Rev. 5.5% 4/15/18 (FSA Insured)	1,115,000	1,163,636
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,600,000	1,624,176
		15,197,820
Tennessee - 1.0%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/13	1,000,000	910,350
5% 12/15/15	2,525,000	2,179,302
Elizabethton Health & Edl. Facilities Board Rev. Series 2000 B:
6% 7/1/12 (Escrowed to Maturity) (e)	2,125,000	2,294,915
6.25% 7/1/13 (Escrowed to Maturity) (e)	2,255,000	2,479,192
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,500,000	1,384,785
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	2,000,000	1,974,340
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,700,000	1,524,220
		12,747,104
Texas - 12.5%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/19	1,500,000	1,711,875
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B, 5.75% 1/1/34	1,000,000	558,370
Austin Elec. Util. Sys. Rev. Series 2001, 7.25% 11/15/10 (FSA Insured)	1,000,000	1,090,420
Austin Independent School District Series 2006, 5.25% 8/1/14	1,000,000	1,165,400
Austin Util. Sys. Rev. 0% 5/15/10 (MBIA Insured)	7,970,000	7,752,738
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,000,000	1,010,420
5.25% 2/15/42	3,255,000	3,280,389
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5% 5/1/19 (XL Cap. Assurance, Inc. Insured)	$ 1,715,000	$ 1,818,226
5% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,325,000	1,380,306
5.375% 5/1/19 (FSA Insured)	215,000	230,721
Birdville Independent School District 0% 2/15/11	3,665,000	3,540,463
Boerne Independent School District Series 2004, 5.25% 2/1/35	25,000	25,206
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	1,000,000	1,037,430
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.) 5% 8/1/21 (AMBAC Insured)	1,670,000	1,780,554
Comal Independent School District Series 1996, 0% 2/1/16	2,235,000	1,809,948
Cotulla Independent School District Series 2007, 5.25% 2/15/37	4,170,000	4,213,451
Crowley Independent School District Series 2006, 5.25% 8/1/33	500,000	506,795
Cypress-Fairbanks Independent School District Series A, 0% 2/15/14	3,200,000	2,822,624
Dallas Area Rapid Transit Sales Tax Rev. 5.25% 12/1/38	3,000,000	2,986,320
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (FSA Insured)	1,000,000	1,052,850
East Central Independent School District Series 2002, 5.625% 8/15/17 (f)	1,035,000	1,144,006
Freer Independent School District Series 2007, 5.25% 8/15/37	1,000,000	1,010,940
Garland Independent School District Series 2001, 5.5% 2/15/19	515,000	528,545
Granbury Independent School District 0% 8/1/19	1,000,000	671,640
Harris County Gen. Oblig. (Road Proj.):
Series 1996, 0% 10/1/13 (MBIA Insured)	2,000,000	1,783,880
Series 2008 B, 5.25% 8/15/47	9,500,000	8,794,245
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	1,200,000	1,281,396
Houston Independent School District Series A, 0% 8/15/11	6,400,000	6,110,144
Houston Util. Sys. Rev. Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (d)	3,100,000	3,281,970
Kermit Independent School District Series 2007, 5.25% 2/15/32	600,000	612,198
Lewisville Independent School District 0% 8/15/18	1,025,000	735,704
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	$ 1,000,000	$ 1,009,890
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	1,100,000	1,081,784
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series C, 5% 5/15/33	600,000	574,734
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/16 (FSA Insured)	1,260,000	1,431,536
Lufkin Independent School District Series 2008, 5% 8/15/38	1,000,000	977,340
Magnolia Independent School District Series 2005, 5.25% 8/15/29 (FGIC Insured)	1,300,000	1,304,251
Mansfield Independent School District 5.5% 2/15/17	15,000	16,342
Matagorda County Navigation District No. 1 Poll. Cont. Rev. (AEP Texas Central Co. Proj.) Series 2008, 5.125%, tender 6/1/11 (d)	3,000,000	3,008,580
McLennan County Jr. College District 5% 8/15/15 (FSA Insured)	1,120,000	1,247,859
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	6,820,000	6,918,208
North Forest Independent School District Series A, 5% 8/15/18	2,125,000	2,404,969
North Harris County Reg'l. Wtr. Auth. Series 2005, 5.25% 12/15/17 (MBIA Insured)	2,000,000	2,213,040
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35	1,000,000	951,980
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28	1,000,000	967,880
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000,000	1,128,880
North Texas Tollway Auth. Rev.:
Series 2008 A:
6% 1/1/24	1,000,000	1,044,810
6% 1/1/25	6,000,000	6,208,680
Series 2008 E3, 5.75%, tender 1/1/16 (d)	5,000,000	5,125,550
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,700,000	1,021,105
Odessa Wtr. & Swr. Rev. Series 2001, 5.5% 4/1/11 (FSA Insured)	750,000	815,640
Pflugerville Gen. Oblig. Series 2003 A, 5% 8/1/33 (FGIC Insured)	2,010,000	1,919,852
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	$ 400,000	$ 403,860
Series 2007, 5.375% 8/15/33	2,400,000	2,456,808
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) Series 2000, 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (e)	200,000	213,464
Rockdale Independent School District Series 2007, 5.25% 2/15/37	800,000	807,472
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (d)	3,120,000	2,112,521
San Antonio Elec. & Gas Sys. Rev.:
Series 2002, 5.375% 2/1/20 (Pre-Refunded to 2/1/12 @ 100) (e)	3,000,000	3,306,390
Series B, 0% 2/1/10 (Escrowed to Maturity) (e)	5,000,000	4,952,250
Seminole Independent School District Series A, 5% 2/15/21	3,200,000	3,479,744
Socorro Independent School District Series 2001, 5.375% 8/15/18	60,000	64,158
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24 (c)	1,800,000	1,806,948
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) 5% 11/15/15	1,000,000	937,450
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. 5% 2/15/16	4,500,000	4,626,045
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. (Cook Children's Med. Ctr. Proj.) Series 2000 B, ARS 0.338%, tender 2/6/09 (FSA Insured) (d)	400,000	360,000
Texas Gen. Oblig. 0% 10/1/13	1,000,000	900,190
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/15 (MBIA Insured)	2,340,000	1,911,499
0% 9/1/16 (Escrowed to Maturity) (e)	15,000	12,279
0% 9/1/16 (MBIA Insured)	5,045,000	3,922,538
Texas State Univ. Sys. Fing. Rev. Series 2004, 5% 3/15/12 (FSA Insured)	2,000,000	2,208,280
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A:
5.5% 8/15/39	1,875,000	1,552,538
5.75% 8/15/38 (AMBAC Insured)	1,225,000	1,056,673
Texas Wtr. Dev. Board Rev. Series B, 5.375% 7/15/16	1,000,000	1,031,880
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (e)	1,000,000	1,131,140
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Waller Independent School District 5.5% 2/15/33	$ 5,100,000	$ 5,309,712
Weatherford Independent School District 0% 2/15/23 (Pre-Refunded to 2/15/10 @ 42.135) (e)	1,500,000	625,770
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,150,000	1,183,948
Williamson County Gen. Oblig. 5.5% 2/15/18 (FSA Insured)	5,000	5,277
		153,480,918
Utah - 0.5%
Salt Lake City School District Series B, 5% 3/1/13	1,135,000	1,288,077
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2001 B, 5.5% 5/15/12 (AMBAC Insured)	3,100,000	3,374,598
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,585,000	1,589,549
		6,252,224
Vermont - 0.4%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	200,000	201,378
6.125% 12/1/27 (AMBAC Insured)	300,000	266,586
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	3,900,000	3,610,620
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	910,450
		4,989,034
Virginia - 0.5%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (d)	6,000,000	6,131,100
Washington - 4.5%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (MBIA Insured)	1,200,000	370,836
Energy Northwest Elec. Rev. (#1 Proj.) Series 2002 B, 6% 7/1/17	2,000,000	2,224,520
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series A, 5% 1/1/18 (FGIC Insured)	1,095,000	1,184,374
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	3,000,000	2,912,460
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (MBIA Insured)	$ 1,000,000	$ 993,610
(Swr. Proj.) Series 2005, 5% 1/1/26	4,115,000	4,163,063
King County School District #401 Highline Pub. Schools Series 2002, 5.5% 12/1/17	3,000,000	3,277,290
King County Swr. Rev. Series 2008, 5.75% 1/1/43	7,700,000	7,893,655
Washington Gen. Oblig.:
Series 1999 S2, 0% 1/1/19 (FSA Insured)	10,000,000	6,734,500
Series 2001 C:
5.25% 1/1/16	1,000,000	1,057,640
5.25% 1/1/26 (FSA Insured)	500,000	504,670
Series B, 5% 7/1/28	1,000,000	1,015,840
Series C, 0% 6/1/21 (AMBAC Insured)	5,000,000	2,868,350
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	7,000,000	7,251,510
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	3,000,000	2,738,640
(MultiCare Health Sys. Proj.) Series 2007 B, 5.5% 8/15/38 (FSA Insured)	5,000,000	4,513,000
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	1,750,000	1,835,295
Series 2006 D, 5.25% 10/1/33	2,000,000	1,932,800
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12 (FSA Insured)	1,000,000	1,117,420
Yakima County Gen. Oblig. Series 2002, 5.25% 12/1/15 (AMBAC Insured)	1,000,000	1,088,620
		55,678,093
West Virginia - 0.3%
West Virginia Higher Ed. Policy Commission Rev. Series B, 5% 4/1/34	2,020,000	1,850,340
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,300,000	1,076,114
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,000,000	917,770
		3,844,224
Wisconsin - 0.5%
Badger Tobacco Asset Securitization Corp. 6.375% 6/1/32	600,000	481,698
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - continued
Douglas County Gen. Oblig. 5.5% 2/1/18 (FGIC Insured)	$ 605,000	$ 651,022
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,000,000	1,170,040
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (MBIA Insured)	500,000	523,210
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Children's Hosp. of Wisconsin Proj.) Series 2008 A, 5.25% 8/15/23	2,000,000	1,954,280
(Marshfield Clinic Proj.):
Series A, 5.375% 2/15/34	1,000,000	649,400
Series B, 6% 2/15/25	1,000,000	768,860
		6,198,510
Wyoming - 0.2%
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (e)	1,645,000	1,788,148
TOTAL MUNICIPAL BONDS (Cost $1,200,834,855)		1,159,062,867
Municipal Notes - 0.2%

California - 0.2%
California Gen. Oblig. 9.5% 2/6/09 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP (Cost $2,800,000)	2,800,000	2,800,000
TOTAL INVESTMENT PORTFOLIO - 94.5% (Cost $1,203,634,855)		1,161,862,867
NET OTHER ASSETS - 5.5%		67,966,129
NET ASSETS - 100%		$ 1,229,828,996
Security Type Abbreviations
CP - COMMERCIAL PAPER
ARS - AUCTION RATE SECURITY
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,144,006 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
East Central Independent School District Series 2002, 5.625% 8/15/17	8/16/02	$ 1,140,280
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 40,801
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,161,862,867	$ -	$ 1,161,502,867	$ 360,000
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(31,800)
Cost of Purchases	391,800
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 360,000

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (unaudited):
General Obligations	39.0%
Health Care	17.2%
Special Tax	9.0%
Electric Utilities	7.9%
Transportation	6.2%
Water & Sewer	6.2%
Others* (individually less than 5%)	14.5%
100.0%
* Includes net other assets
Income Tax Information
At January 31, 2009, the fund had a capital loss carryforward of approximately $5,668,126 all of which will expire on January 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,203,634,855)		$ 1,161,862,867
Cash		54,821,146
Receivable for investments sold		1,635,269
Receivable for fund shares sold		5,418,945
Interest receivable		14,236,065
Prepaid expenses		10,108
Receivable from investment adviser for expense reductions		219,252
Other receivables		25,405
Total assets		1,238,229,057

Liabilities
Payable for investments purchased Regular delivery	$ 3,920,671
Delayed delivery	1,754,316
Payable for fund shares redeemed	537,959
Distributions payable	1,429,799
Accrued management fee	374,008
Other affiliated payables	327,493
Other payables and accrued expenses	55,815
Total liabilities		8,400,061

Net Assets		$ 1,229,828,996
Net Assets consist of:
Paid in capital		$ 1,277,718,416
Undistributed net investment income		1,874
Accumulated undistributed net realized gain (loss) on investments		(6,119,306)
Net unrealized appreciation (depreciation) on investments		(41,771,988)
Net Assets, for 120,559,937 shares outstanding		$ 1,229,828,996
Net Asset Value, offering price and redemption price per share ($1,229,828,996 ÷ 120,559,937 shares)		$ 10.20

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended January 31, 2009

Investment Income
Interest		$ 48,901,552
Income from Fidelity Central Funds		40,801
Total income		48,942,353

Expenses
Management fee	$ 4,032,042
Transfer agent fees	714,131
Accounting fees and expenses	222,710
Custodian fees and expenses	16,625
Independent trustees' compensation	4,356
Registration fees	164,888
Audit	48,815
Legal	3,974
Miscellaneous	3,784
Total expenses before reductions	5,211,325
Expense reductions	(2,803,551)	2,407,774
Net investment income		46,534,579
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(6,100,688)
Change in net unrealized appreciation (depreciation) on investment securities		(55,011,991)
Net gain (loss)		(61,112,679)
Net increase (decrease) in net assets resulting from operations		$ (14,578,100)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended January 31, 2009	Year ended January 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 46,534,579	$ 27,532,201
Net realized gain (loss)	(6,100,688)	1,047,170
Change in net unrealized appreciation (depreciation)	(55,011,991)	7,292,113
Net increase (decrease) in net assets resulting from operations	(14,578,100)	35,871,484
Distributions to shareholders from net investment income	(46,526,438)	(27,534,480)
Distributions to shareholders from net realized gain	(268,995)	(995,401)
Total distributions	(46,795,433)	(28,529,881)
Share transactions Proceeds from sales of shares	1,123,464,861	539,411,918
Reinvestment of distributions	28,038,127	18,930,524
Cost of shares redeemed	(757,981,859)	(198,838,146)
Net increase (decrease) in net assets resulting from share transactions	393,521,129	359,504,296
Redemption fees	105,206	23,178
Total increase (decrease) in net assets	332,252,802	366,869,077

Net Assets
Beginning of period	897,576,194	530,707,117
End of period (including undistributed net investment income of $1,874 and undistributed net investment income of $11,378, respectively)	$ 1,229,828,996	$ 897,576,194
Other Information Shares
Sold	109,819,860	50,633,885
Issued in reinvestment of distributions	2,742,057	1,771,333
Redeemed	(75,296,049)	(18,617,945)
Net increase (decrease)	37,265,868	33,787,273

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

 Years ended January 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 10.72	$ 10.73	$ 10.89	$ 10.81
Income from Investment Operations
Net investment income B	.436	.422	.425	.423	.435
Net realized and unrealized gain (loss)	(.578)	.076	.021	(.122)	.111
Total from investment operations	(.142)	.498	.446	.301	.546
Distributions from net investment income	(.436)	(.424)	(.426)	(.424)	(.436)
Distributions from net realized gain	(.003)	(.014)	(.030)	(.037)	(.030)
Total distributions	(.439)	(.438)	(.456)	(.461)	(.466)
Redemption fees added to paid in capital B	.001	- F	- F	- F	- F
Net asset value, end of period	$ 10.20	$ 10.78	$ 10.72	$ 10.73	$ 10.89
Total Return A	(1.25)%	4.76%	4.25%	2.83%	5.21%
Ratios to Average Net Assets C, E
Expenses before reductions	.47%	.48%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.22%	.18%	.17%	.17%	.22%
Net investment income	4.24%	3.96%	3.98%	3.93%	4.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,229,829	$ 897,576	$ 530,707	$ 379,918	$ 264,357
Portfolio turnover rate D	20%	12%	13%	15%	20%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2009

1. Organization.

Fidelity Tax-Free Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009 for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 20,393,868
Unrealized depreciation	(62,167,217)
Net unrealized appreciation (depreciation)	(41,773,349)
Capital loss carryforward	(5,668,126)

Cost for federal income tax purposes	$ 1,203,636,216

The tax character of distributions paid was as follows:

	January 31, 2009	January 31, 2008
Tax-exempt Income	$ 46,526,438	$ 27,534,480
Long-term Capital Gains	268,995	995,401
Total	$ 46,795,433	$ 28,529,881

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $540,515,593 and $212,349,201, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .07% of average net assets.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,409 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .25% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $2,465,143.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody, transfer agent and accounting expenses by $15,835, $304,046 and $18,527, respectively.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Tax-Free Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Tax-Free Bond Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of January 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Tax-Free Bond Fund as of January 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 13, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 380 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Annual Report

Trustees and Officers - continued

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for Mr. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Michael E. Kenneally (54)

Year of Election or Appointment: 2008

Member of the Advisory Board. Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

During fiscal year ended 2009, 100% of the fund's income dividends was free from federal income tax, and 0.00% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SFB-UANN-0309
1.789257.106

Item 2. Code of Ethics

As of the end of the period, January 31, 2009, Fidelity Fixed-Income Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Tax-Free Bond Fund (the "Fund"):

Services Billed by Deloitte Entities

January 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Free Bond Fund	$37,000	$-	$4,500	$-

January 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Free Bond Fund	$35,000	$-	$4,500	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	January 31, 2009A	January 31, 2008A,B
Audit-Related Fees	$815,000	$-
Tax Fees	$2,000	$-
All Other Fees	$445,000	$485,000

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	January 31, 2009 A	January 31, 2008 A
Deloitte Entities	$1,475,000	$675,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 30, 2009